Note 7 - Other Assets (Details) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
FHLB stock	$ 1,887	$ 1,887
Accrued interest	2,135	2,163
Deferred tax asset, net	3,868	181
Prepaid federal deposit insurance		513
Other real estate owned	2,698	1,846
Other	1,128	1,459
Total	11,716	8,051
Investment Securities [Member]
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	1,029	1,031
Loans [Member]
Note 7 - Other Assets (Details) - Components of Other Assets [Line Items]
Accrued interest	$ 1,106	$ 1,132